Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Current assets:
Cash and cash equivalents	$ 1,807	$ 565
Accounts receivable and other receivables	7,307	6,019
Inventories	97,789	101,899
Prepaids and other current assets	2,044	2,007
Total current assets	108,947	110,490
Long-term receivables	5,673	4,538
Property and equipment	24,496	26,613
Operating lease right-of-use asset	57,670	64,069
Intangible assets and other assets	4,894	4,942
Total non-current assets	92,733	100,162
Total assets	201,680	210,652
Current liabilities:
Bank indebtedness	53,387	58,035
Accounts payable	37,975	48,183
Accrued liabilities	11,209	4,661
Current portion of long-term debt	2,960	64
Current portion of operating lease liabilities	6,298	5,823
Total current liabilities	111,829	116,766
Long-term debt	23,062	16,217
Long-term portion of operating lease liabilities	66,713	72,636
Other long-term liabilities	1,498	1,623
Total long-term liabilities	91,273	90,476
Stockholders' equity (deficiency):
Common stock	95,116	93,368
Preferred stock – no par value, unlimited shares authorized, none issued
Additional paid-in capital	18,259	19,131
Accumulated deficit	(114,700)	(108,862)
Accumulated other comprehensive loss	(97)	(227)
Total stockholders' equity (deficiency)	(1,422)	3,410
Total liabilities and stockholders' equity (deficiency)	201,680	210,652
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	37,361	35,613
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	$ 57,755	$ 57,755